iShares®

iShares, Inc.

iShares Trust

Supplement dated January 15, 2021 (the “Supplement”)

to the Statement of Additional Information (“SAI”)

for each of the Funds listed below (each, a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s SAI.

The Fund expects to implement certain changes to the process of determining the Fund’s execution performance guarantee no sooner than March 1, 2021, but no later than May 3, 2021.

Change in each Fund’s “Brokerage Transactions”

The second- and third-to-last paragraphs of the section entitled “Brokerage Transactions” in the SAI shall be deleted in their entirety and replaced with the following:

To ensure that an Execution Performance Guarantee will be honored on orders arising from creation transactions executed by an Authorized Participant (or an affiliated or unaffiliated broker-dealer), an Authorized Participant is required to deposit an amount with the Fund (the “Execution Performance Deposit”). If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the Fund’s valuation of the Deposit Securities, then the Authorized Participant generally may retain the benefit of the favorable executions, and the Fund will return to the Authorized Participant the Execution Performance Deposit. If, however, the broker-dealer executing the order is unable to achieve executions in market transactions at a price at least equal to the Fund’s valuation of the securities, the Fund retains the portion of the Execution Performance Deposit equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs) and may require the Authorized Participant to deposit any additional amount required to cover the full amount of the actual Execution Performance Guarantee

To ensure that an Execution Performance Guarantee will be honored for brokerage orders arising from redemption transactions executed by an Authorized Participant (or an affiliated or unaffiliated broker-dealer) as broker-dealer, an Authorized Participant agrees to pay the shortfall amount (the “Execution Performance Offset”). If the broker-dealer executing the order achieves executions in market transactions at a price equal to or more favorable than the Fund’s valuation of the Fund Securities, then the Authorized Participant generally may retain the benefit of the favorable executions and the Authorized Participant is not called upon to honor the Execution Performance Offset. If, however, the broker-dealer is unable to achieve executions in market transactions at a price at least equal to the Fund’s valuation of the securities, the Fund will be entitled to the portion of the Execution Performance Offset equal to the full amount of the execution shortfall (including any taxes, brokerage commissions or other costs).

iShares Funds

Supplement to the Statement of Additional Information dated as of July 31, 2020 (as revised January 14, 2021):

iShares Asia 50 ETF

iShares Emerging Markets Infrastructure ETF

iShares Global Healthcare ETF

iShares Global Materials ETF

iShares Global Tech ETF

iShares Global Timber & Forestry ETF

iShares India 50 ETF

iShares International Dividend Growth ETF

iShares Latin America 40 ETF

Supplement to the Statement of Additional Information dated as of September 1, 2020 (as revised January 14, 2021):

iShares Emerging Markets Dividend ETF

iShares Global REIT ETF

Supplement to the Statement of Additional Information dated as of September 22, 2020 (as revised January 14, 2021):

iShares Virtual Work and Life Multisector ETF

Supplement to the Statement of Additional Information dated as of December 1, 2020 (as revised January 14, 2021):

iShares Core MSCI EAFE ETF

iShares Core MSCI International Developed Markets ETF

iShares Core MSCI Total International Stock ETF

iShares Cybersecurity and Tech ETF

iShares Exponential Technologies ETF

iShares Genomics Immunology and Healthcare ETF

iShares MSCI ACWI ETF

iShares MSCI ACWI ex U.S. ETF

iShares MSCI ACWI Low Carbon Target ETF

iShares MSCI All Country Asia ex Japan ETF

iShares MSCI China A ETF

iShares MSCI Global Multifactor ETF

iShares Robotics and Artificial Intelligence Multisector ETF

iShares Self-Driving EV and Tech ETF

Supplement to the Statement of Additional Information dated as of December 30, 2020 (as revised January 14, 2021):

iShares Core MSCI Emerging Markets ETF

iShares ESG Advanced MSCI EM ETF

iShares ESG Aware MSCI EM ETF

iShares ESG MSCI EM Leaders ETF

iShares MSCI Argentina and Global Exposure ETF

iShares MSCI Brazil ETF

iShares MSCI Brazil Small-Cap ETF

iShares MSCI BRIC ETF

iShares MSCI Chile ETF

iShares MSCI China ETF

iShares MSCI China Small-Cap ETF

iShares MSCI Colombia ETF

iShares MSCI Emerging Markets Asia ETF

iShares MSCI Emerging Markets ETF

iShares MSCI Emerging Markets ex China ETF

iShares MSCI Emerging Markets Min Vol Factor ETF

iShares MSCI Emerging Markets Multifactor ETF

iShares MSCI Emerging Markets Small-Cap ETF

iShares MSCI Frontier 100 ETF

iShares MSCI Global Agriculture Producers ETF

iShares MSCI Global Energy Producers ETF

iShares MSCI Global Gold Miners ETF

iShares MSCI Global Impact ETF

iShares MSCI Global Metals & Mining Producers ETF

iShares MSCI Global Min Vol Factor ETF

iShares MSCI Global Silver and Metals Miners ETF

iShares MSCI India ETF

iShares MSCI India Small-Cap ETF

iShares MSCI Kuwait ETF

iShares MSCI Malaysia ETF

iShares MSCI Peru ETF

iShares MSCI Qatar ETF

iShares MSCI Saudi Arabia ETF

iShares MSCI South Korea ETF

iShares MSCI Taiwan ETF

iShares MSCI UAE ETF

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.	IS-A-EO-0121

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